LIQUIDITY AND GOING CONCERN CONSIDERATIONS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 1,396,219	$ 793,009	$ 5,340,354	$ 4,670,255
Accumulated deficit	28,335,434		$ 26,917,036	$ 8,099,627
Working capital	$ 400,000